WARRANTS (10K)	12 Months Ended
Jun. 30, 2016
Warrants [Abstract]
WARRANTS
12. WARRANTS

All warrants outstanding as of June 30, 2016 were exercisable. The following table shows exercise prices and expiration dates for warrants outstanding as of June 30, 2016:

Warrants Outstanding	Exercise Price Per Share	Expiration Date
2,376,675	$2.61	September 18, 2016
45,000	$2.10	December 31, 2017
23,978	$5.00	March 29, 2021
2,445,653

Warrant activity for the years ended June 30, 2016, 2015, and 2014 was as follows:

Warrants
Outstanding at June 30, 2013	7,361,708
Issued	-
Exercised	(2,090,226)
Expired	(962,482)
Outstanding at June 30, 2014	4,309,000
Issued	-
Exercised	-
Expired	-
Outstanding at June 30, 2015	4,309,000
Issued	23,978
Exercised	(1,887,325)
Expired	-
Outstanding at June 30, 2016	2,445,653

On May 12, 2010, in conjunction with a public offering, the Company issued warrants to purchase 2.8 million shares of Common Stock, exercisable at $1.13 per share at any time prior to December 31, 2013. During the year ended June 30, 2014, 2.1 million of these warrants were exercised at $1.13 per share for cash proceeds of $2.4 million. Warrants to purchase 59 thousand shares of Common Stock expired unexercised on December 31, 2013.

In conjunction with this public offering, the Company also issued to the placement agent warrants to purchase 165,207 and 15,717 shares of Common Stock, exercisable at $1.13 per share at any time prior to May 12, and July 7, 2013, respectively. During the year ended June 30, 2013 the placement agent elected cashless exercises of 36,186 warrants resulting in the issuance of 17,094 shares of Common Stock and exercised warrants to purchase 13,216 shares of Common Stock at $1.13 per share for cash proceeds of $14,934. Warrants to purchase 1,258 shares of Common Stock expired unexercised in May 2013.

On March 17, 2011, in conjunction with a private placement offering the Company issued warrants to purchase up to 4.3 million shares of Common Stock, exercisable at $2.6058 per share. The 4.3 million warrants are exercisable from September 18, 2011 through September 17, 2016. During the year ended June 30, 2016, approximately 1.9 million warrants were exercised under this offering for cash proceeds of approximately $4.92 million. The balance of exercisable warrants as of June 30, 2016 is 2.4 million.

3.9 million of the warrants issued under this private placement offering contain a provision that if a Fundamental Transaction occurs, notably a change in control, the warrant holder may require the Company to pay the Black-Scholes calculated value of the then unexercised warrant to the warrant holder in cash. As such the Company has recorded a liability of $3.7 million and $978 thousand at June 30, 2016 and 2015, respectively, for the estimated fair value of the warrants in its Consolidated Balance Sheet (see Note 11-Fair Value of Financial Instruments). Period to period changes in the fair value of these warrants are reflected through income.

In conjunction with the Loan and Security agreement (Note 9 – Line of Credit) and as a condition of the Bank entering into the First Amendment, the Company issued to the Bank warrants to purchase up to 45 thousand shares of Common Stock of the Company. The warrants are exercisable at any time prior to December 31, 2017 at an exercise price of $2.10 per share. Upon issuance, the fair value of the warrants was $55 thousand using a Black Scholes model, which was recorded as prepaid interest and included in other assets on the Consolidated Balance Sheet, and was amortized as non-cash interest expense over the remaining term of the Line of Credit as amended in January 2013. Non-cash interest of $2 thousand was recognized for the year ended June 30, 2014 relating to these warrants. As of June 30, 2016 none of these warrants have been exercised.

On March 29, 2016, the Company entered into a Loan and Security Agreement with a secondary bank (Note 9 – Line of Credit), providing a secured asset-based revolving line of credit in an amount of up to $12 million. In conjunction with the Loan and Security Agreement the company issued to the bank warrants to purchase up to 24 thousand shares of Common Stock of the Company. The warrants are exercisable at any time prior to March 29, 2021 at an exercise price of $5.00 per share. At the time of issuance the fair value of the warrants was estimated at $52 thousand using a Black Scholes model. This was recorded as a contra -debt item and is included in the line of credit on the Consolidated Balance Sheet, and is being amortized as a non-cash interest expense over the remaining term of the Line of Credit. Non-cash interest expense of $13 thousand has been recognized for the year ending June 30, 2016 related to this warrant.